SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Property, plant and equipment

Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

	Expected useful life	Residual value
Leasehold land and buildings	50 years	—
Furniture and fixtures	3 - 10 years	5%
Office equipment	3 - 10 years	5%
Leasehold improvement	10 years	—

Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

	Expected useful life	Residual value
Leasehold land and buildings	50 years	—
Furniture and fixtures	3 - 10 years	5%
Office equipment	3 - 10 years	5%
Leasehold improvement	10 years	—

Aggregate future minimum rental receivable under the non-cancelable leases

As of June 30, 2015, the Company has the aggregate future minimum rental receivable under the non-cancelable leases over the next two years consisted of the followings:

Period ending June 30:
2016	$31,358
2017	9,534

Total	$40,892

As of December 31, 2014, the Company has the aggregate future minimum rental receivable under the non-cancelable leases over the next two years consisted of the followings:

Years ending December 31:
2015	$39,194
2016	25,596

Total	$64,790

Foreign currencies translation exchange rates

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	As of and for the six months ended June 30,
	2015	2014
Period-end MYR : US$1 exchange rate	3.7758	3.2112
Period-average MYR : US$1 exchange rate	3.6352	3.2653
Period-end RMB : US$1 exchange rate	6.0888	6.1552
Period-average RMB : US$1 exchange rate	6.1128	6.1397
Period-end HK$ : US$1 exchange rate	7.7522	7.7511
Period-average HK$ : US$1 exchange rate	7.7535	7.7557

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	As of and for the year ended December 31,
	2014	2013
Year-end MYR : US$1 exchange rate	3.5000	3.2913
Year-average MYR : US$1 exchange rate	3.2724	3.1372
Year-end RMB : US$1 exchange rate	6.1460	6.1104
Year -average RMB : US$1 exchange rate	6.1457	6.1905
Year -end HK$ : US$1 exchange rate	7.7577	7.7544
Year -average HK$ : US$1 exchange rate	7.7547	7.7564